Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,584,213)	$ (4,363,221)	$ (6,062,329)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	77,692	305,780	293,135
Amortization of right-of-use asset	315,051	439,808	476,552
Share-based compensation	244,808	449,311	922,623
Interest income	(185,772)	(248,000)	(85,400)
Loss on disposal of property and equipment			1,415
Change in operating assets and liabilities
Prepayments and other receivables	146,980	(96,230)	(28,950)
Long-term deposits	4,734	10,815	5,803
Accrued expenses	223,026	(32,753)	6,954
Operating lease liabilities	(349,978)	(465,070)	(487,672)
Other payables – related parties	(5,904)	(2,127)	(5,080)
Net cash used in operating activities	(3,113,576)	(4,001,687)	(4,962,949)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(152,689)	(5,376)	(27,392)
Proceed from disposal of property and equipment			970
Proceeds from maturity of short-term investments	35,316,805	10,248,000	10,085,400
Placements of short-term investments	(32,477,900)	(5,000,000)	(10,000,000)
Net cash provided by investing activities	2,686,216	5,242,624	58,978
CASH FLOWS FROM FINANCING ACTIVITY:
Capital contribution from non-controlling interest of a subsidiary, net		102,282	134,913
Net cash provided by financing activity		102,282	134,913
EFFECT OF EXCHANGE RATE ON CASH	(114,760)	53,221	(83,145)
NET CHANGE IN CASH	(542,120)	1,396,440	(4,852,203)
CASH, beginning of year	2,961,235	1,564,795	6,416,998
CASH, end of year	2,419,115	2,961,235	1,564,795
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Right-of-use assets obtained in exchange of lease liabilities	778,625	71,122	189,767
Early termination of right-of-use assets in exchange of lease liabilities			$ (40,353)